(18) PRIVATE PENSION PLAN (Details 1) - Present Value Of Actuarial Obligations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Net Defined Benefit Liability (Asset)
Opening balance	R$ 1,039,158	R$ 6,668,050	R$ 5,124,182
Business combination			474,710
Gross current service cost	8,243	6,356	4,570
Interest on actuarial obligations	627,590	703,927	643,894
Participants' contributions transferred during the year	3,339	3,373	2,563
Actuarial loss: effect of changes in demographic assumptions	345	17,383	3,602
Actuarial loss: effect of changes in financial assumptions	650,786	(2,843)	889,770
Benefits paid during the year	(557,765)	(532,705)	(475,241)
End balance	7,596,079	6,863,541	6,668,050
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	800,445	4,524,008	3,793,259
Business combination			0
Gross current service cost	835	707	828
Interest on actuarial obligations	421,083	476,613	467,872
Participants' contributions transferred during the year	24	37	59
Actuarial loss: effect of changes in demographic assumptions	0	225	0
Actuarial loss: effect of changes in financial assumptions	485,142	(6,993)	619,803
Benefits paid during the year	(398,907)	(379,536)	(357,813)
End balance	5,123,238	4,615,061	4,524,008
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	139,958	1,202,596	961,329
Business combination			0
Gross current service cost	4,365	3,153	3,242
Interest on actuarial obligations	114,628	127,561	121,158
Participants' contributions transferred during the year	2,078	2,044	2,020
Actuarial loss: effect of changes in demographic assumptions	0	328	0
Actuarial loss: effect of changes in financial assumptions	135,540	(3,586)	193,652
Benefits paid during the year	(87,682)	(84,634)	(78,805)
End balance	1,416,391	1,247,462	1,202,596
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	18,953	108,486	90,609
Business combination			0
Gross current service cost	78	73	76
Interest on actuarial obligations	10,109	11,431	11,184
Participants' contributions transferred during the year	0	0	0
Actuarial loss: effect of changes in demographic assumptions	0	14	0
Actuarial loss: effect of changes in financial assumptions	8,409	(372)	14,909
Benefits paid during the year	(9,433)	(8,831)	(8,292)
End balance	119,964	110,801	108,486
Rio Grande Energia S.A. [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	4,972	352,879	278,985
Business combination			0
Gross current service cost	175	270	59
Interest on actuarial obligations	33,552	37,395	35,211
Participants' contributions transferred during the year	395	302	319
Actuarial loss: effect of changes in demographic assumptions	0	326	3,602
Actuarial loss: effect of changes in financial assumptions	8,921	(45)	57,793
Benefits paid during the year	(25,974)	(25,203)	(23,090)
End balance	382,993	365,924	352,879
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	74,830	480,081	0
Business combination			474,710
Gross current service cost	2,790	2,153	365
Interest on actuarial obligations	48,218	50,927	8,469
Participants' contributions transferred during the year	842	990	165
Actuarial loss: effect of changes in demographic assumptions	345	16,490	0
Actuarial loss: effect of changes in financial assumptions	12,774	8,153	3,613
Benefits paid during the year	(35,769)	(34,501)	(7,241)
End balance	R$ 553,493	R$ 524,293	R$ 480,081